Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents

18. Cash and cash equivalents

Cash and cash equivalents are analysed as follows:

	31/12/25	31/12/24
Cash on hand	135	116
Bank accounts	20,185	20,206
Total	20,320	20,322

The following tables show the Group’s cash and cash equivalents broken-down by region.

	31/12/25	31/12/24
Europe	11,272	10,486
Asia	4,906	5,069
North America	3,812	3,261
South America	205	1,337
Other	125	169
Total	20,320	20,322

For the purpose of the statement of cash flows, cash and cash equivalents comprise the following:

	31/12/25	31/12/24	31/12/23
Cash and cash equivalents in the statement of financial position	20,320	20,322	33,610
Bank overdrafts repayable on demand	(4,174)	(3,328)	(2,037)
Cash and cash equivalents in the statement of cash flows	16,146	16,994	31,573

Bank overdrafts repayable on demand form an integral part of the Group’s cash management (see note 28).